Document and Entity Information	Jul. 23, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001599298
Document Type	8-K
Document Period End Date	Jul. 23, 2026
Entity Registrant Name	Summit Therapeutics Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36866
Entity Tax Identification Number	37-1979717
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(650)
Local Phone Number	460-8308
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	SMMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false